CRYPTOCURRENCIES, Details of Cryptocurrencies (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cryptocurrencies [Abstract]
Beginning balances		$ 15,371	$ 2,175	$ 6,187
Ending balances		77,537	15,371	2,175
Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		15,336	2,086	6,088
Ending balances		77,535	15,336	2,086
Cost [Member]
Cryptocurrencies [Abstract]
Beginning balances		15,377	2,179	6,697
Additions		311,966	310,265	865,333
Disposals		(248,864)	(297,067)	(569,854)
Purchase of cryptocurrency-denoted wealth management product from a related party	[1]	0	0	(149,972)
Loan to a related party	[2]	0	0	(150,025)
Ending balances		78,479	15,377	2,179
Cost [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		15,342	2,090	6,598
Additions		307,661	302,621	586,117
Disposals		(244,526)	(289,369)	(425,649)
Purchase of cryptocurrency-denoted wealth management product from a related party	[1]	0	0	(149,972)
Loan to a related party	[2]	0	0	(15,004)
Ending balances		78,477	15,342	2,090
Impairment [Member]
Cryptocurrencies [Abstract]
Beginning balances		(6)	(4)	(510)
Additions		(936)	(2)	0
Disposals		0	0	506
Ending balances		(942)	(6)	(4)
Impairment [Member] | Other than USD Coin [Member]
Cryptocurrencies [Abstract]
Beginning balances		(6)	(4)	(510)
Additions		(936)	(2)	0
Disposals		0	0	506
Ending balances		$ (942)	$ (6)	$ (4)

[1]	Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party, for the year ended December 31, 2022. All such wealth management products were fully redeemed as of December 31, 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 24.
[2]	Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 24.